Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom 2025 Portfolio℠
September 30, 2025
VIPF2025-NPRT3-1125
1.822350.120
Bond Funds - 44.1%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	5,148,392	48,343,401
Fidelity International Bond Index Fund (a)	542,281	5,092,019
Fidelity Long-Term Treasury Bond Index Fund (a)	3,082,521	29,037,345
VIP High Income Portfolio - Initial Class (a)	979,237	5,003,899
VIP Investment Grade Bond II Portfolio - Initial Class (a)	9,771,063	95,560,999
TOTAL BOND FUNDS (Cost $186,842,529)		183,037,663

Domestic Equity Funds - 28.8%
	Shares	Value ($)
VIP Contrafund Portfolio - Initial Class (a)	316,089	20,991,494
VIP Equity-Income Portfolio - Initial Class (a)	563,230	17,009,532
VIP Growth & Income Portfolio - Initial Class (a)	659,876	23,392,591
VIP Growth Portfolio - Initial Class (a)	318,587	34,808,801
VIP Mid Cap Portfolio - Initial Class (a)	138,993	5,355,393
VIP Value Portfolio - Initial Class (a)	607,940	11,873,062
VIP Value Strategies Portfolio - Initial Class (a)	373,874	5,884,779
TOTAL DOMESTIC EQUITY FUNDS (Cost $64,007,425)		119,315,652

International Equity Funds - 25.4%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Initial Class (a)	2,137,821	32,751,416
VIP Overseas Portfolio - Initial Class (a)	2,394,134	72,470,447
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $67,197,405)		105,221,863

Money Market Funds - 1.7%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Initial Class (a)(b) (Cost $7,303,845)	3.98	7,303,845	7,303,845

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $325,351,204)	414,879,023
NET OTHER ASSETS (LIABILITIES) - 0.0%	(39,568)
NET ASSETS - 100.0%	414,839,455

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	47,014,642	11,764,773	12,952,522	546,287	(831,474)	3,347,982	48,343,401	5,148,392
Fidelity International Bond Index Fund	15,492,655	1,951,769	12,425,232	85,296	(363,931)	436,758	5,092,019	542,281
Fidelity Long-Term Treasury Bond Index Fund	27,307,986	7,910,930	7,016,677	825,754	(130,997)	966,103	29,037,345	3,082,521
VIP Contrafund Portfolio - Initial Class	20,147,098	4,937,698	6,870,153	603,371	(3,203)	2,780,054	20,991,494	316,089
VIP Emerging Markets Portfolio - Initial Class	36,318,807	7,101,538	20,080,243	-	1,378,144	8,033,170	32,751,416	2,137,821
VIP Equity-Income Portfolio - Initial Class	16,438,299	3,354,940	4,862,803	119,220	(4,918)	2,084,014	17,009,532	563,230
VIP Government Money Market Portfolio - Initial Class	-	10,839,490	3,535,645	127,822	-	-	7,303,845	7,303,845
VIP Growth & Income Portfolio - Initial Class	22,546,540	4,450,317	6,943,358	212,235	186,739	3,152,353	23,392,591	659,876
VIP Growth Portfolio - Initial Class	33,389,766	7,699,755	10,346,928	373,813	(119,412)	4,185,620	34,808,801	318,587
VIP High Income Portfolio - Initial Class	4,750,857	765,765	902,085	8,772	(27,795)	417,157	5,003,899	979,237
VIP Investment Grade Bond II Portfolio - Initial Class	79,485,409	28,733,685	18,099,171	18,152	(37,229)	5,478,305	95,560,999	9,771,063
VIP Mid Cap Portfolio - Initial Class	5,175,374	1,426,177	1,408,944	224,060	(31,721)	194,507	5,355,393	138,993
VIP Overseas Portfolio - Initial Class	66,017,272	16,528,852	22,617,451	729,623	994,827	11,546,947	72,470,447	2,394,134
VIP Value Portfolio - Initial Class	11,551,167	2,770,771	2,815,385	419,213	(23,074)	389,583	11,873,062	607,940
VIP Value Strategies Portfolio - Initial Class	5,737,612	1,371,357	1,341,897	99,477	(32,701)	150,408	5,884,779	373,874
	391,373,484	111,607,817	132,218,494	4,393,095	953,255	43,162,961	414,879,023

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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